Acquisition of businesses - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2007	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Length of MFAs	20 years
Royalty fee (as a percent)		6.00%	5.60%	5.20%
First ten years
Business Acquisition [Line Items]
First franchise fee payment period	10 years
Royalty fee (as a percent)	5.00%
Next five years
Business Acquisition [Line Items]
Royalty fee (as a percent)	6.00%
Subsequent period of the agreement	5 years
Last five years
Business Acquisition [Line Items]
Royalty fee (as a percent)	7.00%
Subsequent period of the agreement	5 years
Latin America and Caribbean McDonald's
Business Acquisition [Line Items]
Final purchase price	$ 698,080